Share-Based Compensation - Additional Information (Detail) - USD ($)			1 Months Ended						12 Months Ended			60 Months Ended
	May 31, 2016	Jan. 20, 2006	Nov. 30, 2016	Oct. 31, 2015	Jul. 31, 2015	Feb. 28, 2015	Sep. 30, 2014	Jul. 31, 2014	May 31, 2017	May 31, 2016	May 31, 2015	May 31, 2017	Jan. 01, 2008	Jan. 01, 2007
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options to purchase shares		8,000,000
Incremental common shares for grant													5,000,000	5,000,000
Common shares to add on the first business day from 2009											3,000,000
Minimum percentage of shares to be added from 2009											2.00%
Additional shares granted											2,000,000
Share Incentive Plan, expiration period		10 years
Number of shares repurchased from open market											2,800,849	5,246,349
Treasury shares for future issuance									691,943			691,943
Share-based compensation expense									$ 20,287,000	$ 16,810,000	$ 15,689,000
Minimum percentage for exercise price of option									100.00%			100.00%
Number of canceled outstanding share options									23,938
Outstanding share options granted Date									Mar. 05, 2007
New share options granted									0	0	0
Common shares issued to employees and non-employees upon the exercise of their share options									11,285,510			11,285,510
Reissuance of treasury stock for the exercises of employee share options									2,256,592
Common shares transferred to be issued to employees and non employees upon the exercise of their vested share options and vesting of non-vesting equity shares									5,246,349
Value of options exercised									$ 2,133,000	$ 4,802,000	$ 5,249,000
Unrecognized compensation expense									$ 0			$ 0
Common shares issued to employees upon the vesting of their shares									4,714,490			4,714,490
Reissuance of treasury stock for Non-vested equity shares vested									2,297,814
Weighted-average grant date fair value, Granted									$ 47.19	$ 22.66	$ 19.26
Total fair value of shares vested									$ 3,783,000
July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees								209,650
Granted shares vested date											May 31, 2015
September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees							24,020
Granted shares vested date											May 31, 2015
February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees						600,000
February 2015 [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees											240,000
Granted shares vested date											Dec. 31, 2015
February 2015 [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees											180,000
Granted shares vested date											Dec. 31, 2016
February 2015 [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees											180,000
Granted shares vested date											Dec. 31, 2017
July 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees					486,330
Granted shares vested date										May 31, 2016
October Two Thousand Fifteen Grant One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees				60,000
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees										20,000
Granted shares vested date										May 31, 2016
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees										20,000
Granted shares vested date										Dec. 31, 2016
October Two Thousand Fifteen Grant One [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees										20,000
Granted shares vested date										Dec. 31, 2017
November 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
NES grant to employees			436,016
Granted shares vested date									Jun. 30, 2017
Non-Vested Equity Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share transfer									16,000,000			16,000,000
Total unrecognized compensation cost related to NES									$ 3,486,000			$ 3,486,000
Weighted-average period of recognition									2 months 12 days
Non-Vested Equity Shares [Member] | July 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									$ 21.01
Non-Vested Equity Shares [Member] | September 2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									22.32
Non-Vested Equity Shares [Member] | February 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									18.52
Non-Vested Equity Shares [Member] | July 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									22.69
Non-Vested Equity Shares [Member] | November 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value, Granted									$ 47.19
2016 Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares which may be issued	10,000,000									10,000,000
New share options granted	0